Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000001723 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000001723 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	9.40%
C000001723 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.80%
C000001723 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.80%
C000001723 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	6.60%
C000001723 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	8.00%
C000001723 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	19.60%
C000001723 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	4.50%
C000001723 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	11.50%
C000001723 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.30%
C000001723 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.20%
C000001723 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000001723 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000001723 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000001722 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000001722 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	9.40%
C000001722 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.80%
C000001722 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.80%
C000001722 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	6.60%
C000001722 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	8.00%
C000001722 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	19.60%
C000001722 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	4.50%
C000001722 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	11.50%
C000001722 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.30%
C000001722 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.20%
C000001722 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000001722 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000001722 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000001720 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000001720 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	9.40%
C000001720 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.80%
C000001720 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.80%
C000001720 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	6.60%
C000001720 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	8.00%
C000001720 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	19.60%
C000001720 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	4.50%
C000001720 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	11.50%
C000001720 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.30%
C000001720 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.20%
C000001720 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000001720 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000001720 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%